Financial guarantee liabilities	12 Months Ended
Dec. 31, 2018
Financial guarantee liabilities
Financial guarantee liabilities

16. Financial guarantee liabilities

The following table sets forth the guarantee liability movement activities for the years ended December 31, 2018.

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Balance at beginning of the year	—	—	—
Fair value of financial guarantee liabilities upon the inception of new loans	—	—	44,549
Release of financial guarantee liabilities upon repayment	—	—	(21,397)
Payouts during the period	—	—	(7,615)
Contingent liabilities	—	—	—
Balance at the end of the year	—	—	15,537

As of December 31, 2018, the amounts of maximum potential future payment the Group would be required to make were RMB 606,277.